INTANGIBLE ASSETS - Narrative (Details) - USD ($)	1 Months Ended
	Dec. 31, 2017	Feb. 28, 2017
Drug candidate, congestive heart failure
Reconciliation of changes in intangible assets
Recognized loss		$ 100,000
Therapeutic candidate, acute migraine
Reconciliation of changes in intangible assets
Recognized loss	$ 800,000
Therapeutic candidate, pancreatic cancer
Reconciliation of changes in intangible assets
Recognized loss		$ 45,000